Transactions With Related Parties, Central Tankers Chartering Inc (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 22, 2022	Jan. 06, 2021
Transactions with Related Parties [Abstract]
Revenues	$ 80,415	$ 86,127	$ 82,949
Due from related parties	600	0
Related Party [Member]
Transactions with Related Parties [Abstract]
Revenues	8,943	8,967	8,943
Related Party [Member] | CTC [Member]
Transactions with Related Parties [Abstract]
Term of time charter				15 years	5 years
Charter rate per day	$ 30,000			$ 24,500	$ 32,450
Optional term to extend time charter	2 years
Charter rate per day in first optional year					33,950
Charter rate per day in second optional year					$ 35,450
Purchase option amount	$ 70,000
Revenues	8,943	8,967	$ 8,943
Due from related parties	$ 112	$ 0